OTHER PAYABLES AND ACCRUED EXPENSES - Additional information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES
Payables To Guizhou Eakan Investing Corp	$ 2,087,030	$ 2,121,392
Potential Investors [Member]
OTHER PAYABLES AND ACCRUED EXPENSES
Deposits received from a potential investor	4,896,494	4,977,112
Interest plus penalty on these deposits	$ 3,827,046	$ 3,597,142